Trade and Other Receivables - Schedule of Reconciliation of Movement in the Allowances for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Reconciliation of Movement in the Allowances for Expected Credit Losses [Abstract]
Balance	$ 968,321	$ 428,099
Provision written off	(60,202)
Impairment during the year	175,428	562,755
Exchange differences	64,136	(22,533)
Balance	$ 1,147,683	$ 968,321